Condensed Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash			$ 11,489		$ 2
Cash and cash equivalents		$ 73,803
Accounts receivable		782	262		348
Inventories, net		503	500		517
Prepaid expenses and other current assets		2,319	156		86
Deferred costs, current		412	1,769		238
Total current assets		77,819	14,176		1,191
Non-current assets:
Operating lease right-of-use asset, net		2,830	0
Property and equipment, net		3,824	4,210		5,251
Deferred costs		1,425	141		217
Other assets		604
Total assets		86,502	18,527		6,659
Current liabilities:
Notes payable			0		743
Accounts payable		2,641	359		2,281
Accrued and other current liabilities		2,183	1,446
Accrued expenses and Accrued liabilities		2,183	1,294		805
Deferred revenue, current		795	2,363		116
Operating Lease, Liability, Current		517	0
Other liabilities, current			85		0
Total current liabilities		6,136	4,168		3,945
Liabilities, Noncurrent [Abstract]
Deferred revenue, noncurrent		1,787	501		1,545
Operating lease liabilities, noncurrent		2,577	0
Total liabilities		10,500	4,669		5,490
Stockholders' equity:
Common stock value		8	7		7	[1]
Additional paid-in capital		162,825	89,252		66,667	[1]
Accumulated deficit		(86,831)	(75,401)	[1]	(65,505)	[1]
Total shareholders' deficit		76,002	13,858	[1]	1,169	[1]
Total liabilities and stockholders' equity		$ 86,502	18,527		6,659
Previously Reported [Member]
Current assets:
Cash and cash equivalents			11,489
Current liabilities:
Accounts payable			426
Accrued expenses and Accrued liabilities			1,446
Stockholders' equity:
Common stock value	[1]		7
Additional paid-in capital	[1]		89,252
Total shareholders' deficit			$ 13,858		$ 1,169

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.